Concentrations (Tables)	12 Months Ended
Dec. 31, 2019
Seaspan [Member]
Entity Wide Revenue Major Customer [Line Items]
Schedule of Revenue Derived from Customers

The Company’s revenue is derived from the following customers:

	2019	2018	2017
COSCO	$407.4	$412.3	$387.7
Yang Ming Marine	257.5	235.6	141.5
ONE	199.4	241.6	199.7
Other	267.2	206.8	102.4
	$1,131.5	$1,096.3	$831.3

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(1)

Revenue from ONE reflects a joint venture arrangement that was formed on April 1, 2018 under which MOL, K-Line and Nippon Yusen Kabushiki Kaisha integrated their container shipping businesses. This presentation is also reflected in the prior periods.